Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefits
Post-employment benefits	$ 8,606,551	$ 8,332,294
Current	1,816,882	1,829,819
Non-current	6,789,669	6,502,475
Healthcare [Member]
Post-employment benefits
Post-employment benefits	5,507,784	5,367,005
Pension [Member]
Post-employment benefits
Post-employment benefits	1,452,322	1,327,859
Education [Member]
Post-employment benefits
Post-employment benefits	479,945	502,260
Bonds [Member]
Post-employment benefits
Post-employment benefits	331,064	348,442
Other plans [Member]
Post-employment benefits
Post-employment benefits	82,576	77,636
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	137,859	155,286
Post employment and termination benefits [Member]
Post-employment benefits
Post-employment benefits	7,991,550	7,778,488
Other Employment Benefts [Member]
Post-employment benefits
Post-employment benefits	93,199	67,867
Social benefits and salaries [Member]
Post-employment benefits
Post-employment benefits	$ 521,802	$ 485,939